Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 780	$ 832	$ 489
Share-based compensation expense	279	491	804
Cash payment for stock options surrendered and PSUs vested	(84)	(110)	(79)
Transferred to common shares	(358)	(435)	(387)
Other	3	2	5
Balance – end of year	620	780	832
Liabilities from share-based payment transactions	620	780	832
Less: current portion	463	538	559
Non-current liabilities from share-based payment arrangements	$ 157	$ 242	$ 273